S000085273 [Member] Annual Fund Operating Expenses - iShares Large Cap Max Buffer Dec ETF	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2029
iShares Large Cap Max Buffer Dec ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	0.53%	[1]
Fee Waiver or Reimbursement	0.03%	[1]
Net Expenses (as a percentage of Assets)	0.50%	[1]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.